REVENUE - Summary of revenues from contracts with customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 1,440,428	$ 376,665
At a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	1,438,628	365,889
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 1,800	$ 10,776